Fees Summary	Apr. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000,000
Previously Paid Amount	0
Total Fee Amount	459,300
Total Offset Amount	$ 0
Narrative Disclosure
1	Final prospectus supplement

Net Fee	$ 459,300
Final Prospectus	true